Preferred Shares and Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares
Preferred Shares and Ordinary Shares [Line Items]
Shares authorized		3,500,000,000	2,786,679,253
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428
Shares issued		1,152,740,747	416,920,000
Shares outstanding		1,152,740,747	416,920,000
Number of shares issued			193,480,000
Shares outstanding			193,480,000
Common Stock [Member]
Preferred Shares and Ordinary Shares [Line Items]
Shares authorized		3,500,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428
Exchange share amount	¥ 41	$ 6
Shares outstanding		1,152,740,747	416,920,000
Preferred Stock [Member]
Preferred Shares and Ordinary Shares [Line Items]
Exchange share amount	¥ 21	$ 3
Number of shares issued		193,480,000
Shares outstanding			193,480,000